Benefit Plans And Obligations For Termination Indemnity (Components Of The Plans Net Periodic Pension Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 8,921	$ 7,762	$ 9,368
Interest cost	8,372	7,833	6,830
Expected return on Plans’ assets	(8,970)	(8,221)	(7,319)
Amortization of prior service cost	(62)	(125)	0
Amortization of net actuarial loss	46	121	91
Amortization of net actuarial loss	6,295	2,108	4,483
Total net periodic benefit cost	14,602	9,478	13,453
Accumulated benefit obligation	213,675	215,276	$ 164,696
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	102	150
Interest cost	63	96
Amortization of net actuarial loss	(143)	(48)
Total net periodic benefit cost	$ 22	$ 198